Concentration, Credit and Other Risks (Details) - USD ($)	Dec. 31, 2018	Dec. 31, 2017
Revenue, Major Customer [Line Items]
Total	$ 3,106,244	$ 7,577,317
RMB denominated bank deposits | PRC
Revenue, Major Customer [Line Items]
Total	1,523,622	693,584
U.S dollar denominated bank deposits | PRC
Revenue, Major Customer [Line Items]
Total	133,053	628,481
U.S dollar denominated bank deposits | Hong Kong Special Administrative Region (HKSAR)
Revenue, Major Customer [Line Items]
Total	44,182	1,505,271
U.S dollar denominated bank deposits | The United States of America (USA)
Revenue, Major Customer [Line Items]
Total	695,155	3,698,704
U.S dollar denominated bank deposits | Singapore (Singapore)
Revenue, Major Customer [Line Items]
Total	697,099	1,033,769
HKD denominated bank deposits | Hong Kong Special Administrative Region (HKSAR)
Revenue, Major Customer [Line Items]
Total	$ 13,133	$ 17,508